Transactions with Related Parties, Central Mare (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions with Related Parties [Abstract]
Due to related parties		$ 237	$ 29,755
Central Mare [Member]
Transactions with Related Parties [Abstract]
Due to related parties		0	32
Fees and expenses		$ 344	326	$ 326
Shares to be vested (in shares)		0
Central Mare [Member] | General and Administrative Expense [Member]
Transactions with Related Parties [Abstract]
Executive officers and other personnel expenses		$ 360	360	360
Central Mare [Member] | Management Fees [Member]
Transactions with Related Parties [Abstract]
Amortization of awarded shares	[1]	$ (16)	$ (34)	$ (34)

[1]	As per the Company’s equity incentive plan, or the 2015 plan (null and void since due to the reverse stock splits of the Company’s stock the shares left to be vested arezero),the Company incurred an amortization gain of $34, $34 and $16 relating to the amortization of the original fair value of the equity incentive plan recognized at inception, for each of the years ended December 31, 2020, 2021 and 2022 respectively. The Company’s equity incentive plan ended on June 30, 2022.